SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value.

In August 2020 and 2019, the Company issued 1,000,000 and 12,846,296 common shares, respectively, on converting certain of the convertible notes (note 5).

On January 21, 2019, the Company closed a non-brokered private placement by issuing 3,000,000 common shares at CAD 0.05 per share for gross proceeds of CAD 150,000.